Trade Notes and Accounts Receivable, Net - Aging Analysis (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of trade notes and accounts receivable
Trade notes and accounts receivable, net	$ 13,093,011	$ 12,343,797
1 to 90 days
Disclosure of trade notes and accounts receivable
Trade notes and accounts receivable, net	4,367,863	3,634,710
91 to 180 days
Disclosure of trade notes and accounts receivable
Trade notes and accounts receivable, net	1,459,188	1,386,243
More than 180 days
Disclosure of trade notes and accounts receivable
Trade notes and accounts receivable, net	$ 2,785,308	$ 4,044,530